Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	1.89825%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,205,708.18

Principal:
Principal Collections	$19,192,498.69
Prepayments in Full	$8,959,202.63
Liquidation Proceeds	$317,857.05
Recoveries	$39,229.68
Sub Total	$28,508,788.05
Collections	$30,714,496.23

Purchase Amounts:
Purchase Amounts Related to Principal	$48,316.65
Purchase Amounts Related to Interest	$85.20
Sub Total	$48,401.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,762,898.08

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,762,898.08
Servicing Fee	$725,894.16	$725,894.16	$0.00	$0.00	$30,037,003.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,037,003.92
Interest - Class A-2a Notes	$346,391.38	$346,391.38	$0.00	$0.00	$29,690,612.54
Interest - Class A-2b Notes	$144,248.71	$144,248.71	$0.00	$0.00	$29,546,363.83
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$28,903,269.00
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$28,707,231.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,707,231.67
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$28,644,071.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,644,071.67
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$28,598,792.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,598,792.67
Regular Principal Payment	$35,442,103.61	$28,598,792.67	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$30,762,898.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,598,792.67
Total					$28,598,792.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,183,152.38	$82.65	$346,391.38	$1.57	$18,529,543.76	$84.22
Class A-2b Notes	$10,415,640.29	$82.65	$144,248.71	$1.14	$10,559,889.00	$83.79
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$28,598,792.67	$27.17	$1,438,211.25	$1.37	$30,037,003.92	$28.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$176,880,705.19	0.8040032	$158,697,552.81	0.7213525
Class A-2b Notes	$101,320,483.95	0.8040032	$90,904,843.66	0.7213525
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$781,921,189.14	0.7427486	$753,322,396.47	0.7155826

Pool Information
Weighted Average APR	3.157%	3.143%
Weighted Average Remaining Term	49.93	49.10
Number of Receivables Outstanding	34,054	33,460
Pool Balance	$871,072,994.20	$842,219,190.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$803,857,188.58	$777,535,873.18
Pool Factor	0.7627164	0.7374519

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$64,683,317.45
Targeted Overcollateralization Amount	$95,740,105.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,896,794.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$335,928.55
(Recoveries)		16	$39,229.68
Net Loss for Current Collection Period			$296,698.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4087%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4290%
Second Prior Collection Period			0.1832%
Prior Collection Period			0.5445%
Current Collection Period			0.4156%
Four Month Average (Current and Prior Three Collection Periods)			0.3931%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		536	$2,039,506.68
(Cumulative Recoveries)			$109,671.39
Cumulative Net Loss for All Collection Periods			$1,929,835.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1690%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,805.05
Average Net Loss for Receivables that have experienced a Realized Loss			$3,600.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.87%	249	$7,332,222.19
61-90 Days Delinquent	0.09%	24	$797,193.46
91-120 Days Delinquent	0.02%	7	$199,768.31
Over 120 Days Delinquent	0.02%	6	$128,421.22
Total Delinquent Receivables	1.00%	286	$8,457,605.18

Repossession Inventory:
Repossessed in the Current Collection Period		28	$731,470.52
Total Repossessed Inventory		41	$1,177,098.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1037%
Prior Collection Period			0.1644%
Current Collection Period			0.1106%
Three Month Average			0.1262%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1336%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer